WARRANTS (Details Narrative) - USD ($)		12 Months Ended
	Feb. 17, 2023	Feb. 28, 2023	Feb. 28, 2022	Nov. 30, 2023
Warrants
Sale of stock number of shares issued in transaction	11,000,000		2,400,000
Sale of stock, price per share	$ 0.06
Cash proceeds from sale of common stock	$ 660,000	$ 660,000	$ 240,000
Warrant exercise price	$ 0.25
Class of Warrant or Right, Expense or Revenue Recognized	The warrants are callable by the Company if its common stock trades at $0.75 for at least 20 trading days and at a volume of not less than 30,000 shares per day
Fair value adjustment of warrants	$ 524,737
Common stock par value		$ 0.01	$ 0.01	$ 0.01